Revenue from Contracts with Customers (Tables)	6 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	The disaggregation of revenue by segment and product is depicted for the periods presented below, and is consistent with how the Company evaluates its financial performance:

	Three Months Ended December 31,		Six Months Ended December 31,
(in thousands)	2020	2019	2020	2019
Senior:
Commission revenue:
Medicare advantage	$263,975	$113,955	$312,705	$134,142
Medicare supplement	12,743	9,303	20,735	13,453
Prescription drug plan	1,102	1,659	1,717	2,036
Dental, vision, and hearing	5,647	2,223	8,370	3,224
Other commission revenue	743	211	1,203	159
Total commission revenue	284,210	127,351	344,730	153,014
Production bonus and other revenue	31,300	11,524	43,979	13,444
Total Senior revenue	315,510	138,875	388,709	166,458
Life:
Commission revenue:
Core	19,791	19,119	39,167	37,703
Final expense	10,297	3,391	27,934	6,885
Ancillary	465	686	1,049	1,254
Total commission revenue	30,553	23,196	68,150	45,842
Production bonus and other revenue	5,822	5,784	11,048	10,745
Total Life revenue	36,375	28,980	79,198	56,587
Auto & Home:
Total commission revenue	6,491	8,227	15,104	17,816
Production bonus and other revenue	750	339	1,675	803
Total Auto & Home revenue	7,241	8,566	16,779	18,619
Eliminations:
Total commission revenue	(280)	(124)	(465)	(200)
Production bonus and other revenue	(572)	—	(1,778)	—
Total Elimination revenue	(852)	(124)	(2,243)	(200)
Total commission revenue	320,974	158,650	427,519	216,472
Total production bonus and other revenue	37,300	17,647	54,924	24,992
Total revenue	$358,274	$176,297	$482,443	$241,464
The disaggregation of revenue by segment and product is depicted for the periods presented below, and is consistent with how the Company evaluates its financial performance:

	Year Ended June 30,
(in thousands)	2020	2019	2018
Senior:
Commission revenue:
Medicare advantage	$285,957	$138,526	$62,537
Medicare supplement	34,301	25,118	26,189
Prescription drug plan	2,867	3,209	2,985
Dental, vision, and health	7,758	4,470	2,932
Other commission revenue	362	2,526	2,345
Total commission revenue	331,245	173,849	96,988
Production bonus and other revenue	30,428	18,408	5,420
Total Senior revenue	$361,673	$192,257	$102,408
Life:
Commission revenue:
Term	$75,236	$76,135	$71,951
Other commission revenue	32,628	13,111	5,850
Total commission revenue	107,864	89,246	77,801
Production bonus and other revenue	22,103	21,247	20,417
Total Life revenue	$129,967	$110,493	$98,218
Auto & Home:
Total commission revenue	$38,031	$33,240	$32,108
Production bonus and other revenue	3,158	1,814	1,240
Total Auto & Home revenue	$41,189	$35,054	$33,348
Eliminations:
Total commission revenue	$(534)	$(335)	$(286)
Production bonus and other revenue	(780)	—	—
Total Elimination revenue	$(1,314)	$(335)	$(286)
Total commission revenue	476,606	296,000	206,611
Total production bonus and other revenue	54,909	41,469	27,077
Total revenue	$531,515	$337,469	$233,688